Investments in associates - Summarized aggregate financial information of associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Earnings from associates – after interest and tax	$ 3,456	$ (101)	$ 2,681
Investments in associates	21,001	18,975
Rosneft
Disclosure of associates [line items]
Earnings from associates – after interest and tax	2,694	(229)	2,295
Investments in associates	14,354	11,808
Other associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	762	128	386
Investments in associates	6,647	7,167
Associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	3,456	(101)	$ 2,681
Investments in associates	$ 21,001	$ 18,975